SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments
During the year ended December 31, 2021, Ocwen was our largest customer. Revenue from Ocwen as a percentage of segment and consolidated revenue was as follows:

	2021	2020

Servicer and Real Estate	49%	64%
Origination	—%	—%
Corporate and Others	—%	32%
Consolidated revenue	31%	54%

Disaggregation of revenue
Disaggregation of total revenues by segment and major source is as follows:

	Twelve months ended December 31, 2021
(in thousands)	Revenue recognized when services are performed or assets are sold	Revenue related to technology platforms and professional services	Reimbursable expenses revenue	Total revenue

Servicer and Real Estate	$98,610	$9,180	$5,846	$113,636
Origination	59,245	42	709	59,996
Corporate and Others	—	4,821	—	4,821
Total revenue	$157,855	$14,043	$6,555	$178,453

	Twelve months ended December 31, 2020
(in thousands)	Revenue recognized when services are performed or assets are sold	Revenue related to technology platforms and professional services	Reimbursable expenses revenue	Total revenue

Servicer and Real Estate	$277,792	$13,797	$16,138	$307,727
Origination	54,189	97	147	54,433
Corporate and Others	103	3,284	—	3,387
Total revenue	$332,084	$17,178	$16,285	$365,547

Schedule of financial information of segments
Financial information for our segments is as follows:

	For the year ended December 31, 2021
(in thousands)	Servicer and Real Estate	Origination	Corporate and Others	Consolidated Altisource

Revenue	$113,636	$59,996	$4,821	$178,453
Cost of revenue	87,427	49,012	34,927	171,366
Gross profit (loss)	26,209	10,984	(30,106)	7,087
Selling, general and administrative expenses	12,557	5,702	48,790	67,049
Gain on sale of businesses	—	—	(88,930)	(88,930)
Income from operations	13,652	5,282	10,034	28,968
Total other income (expense), net	8	—	(13,691)	(13,683)

Income (loss) before income taxes and non-controlling interests	$13,660	$5,282	$(3,657)	$15,285

	For the year ended December 31, 2020
(in thousands)	Servicer and Real Estate	Origination	Corporate and Others	Consolidated Altisource

Revenue	$307,727	$54,433	$3,387	$365,547
Cost of revenue	206,501	42,839	55,854	305,194
Gross profit (loss)	101,226	11,594	(52,467)	60,353
Selling, general and administrative expenses	26,026	5,823	60,887	92,736
Restructuring charges	1,347	351	10,274	11,972
Income (loss) from operations	73,853	5,420	(123,628)	(44,355)
Total other income (expense), net	8	—	(13,359)	(13,351)

Income (loss) before income taxes and non-controlling interests	$73,861	$5,420	$(136,987)	$(57,706)

Total Assets
Total assets for our segments are as follows:

(in thousands)	Servicer and Real Estate	Origination	Corporate and Others	Consolidated Altisource

Total assets:
December 31, 2021	$61,832	$59,741	$136,235	$257,808
December 31, 2020	77,478	64,124	124,083	265,685

Summary of changes in goodwill
Changes in goodwill during the years ended December 31, 2021 and 2020 are summarized below:

(in thousands)	Total

Balance as of January 1, 2020 and December 31, 2020	$73,849
Write-off (1)	(17,889)

Balance as of December 31, 2021	$55,960
______________________________________
(1)    During 2021, the Company sold its equity interest in Pointillist (See Note 4 for additional information) which had $17.9 million of goodwill attributed to it. The amount of goodwill attributable to Pointillist was based on the relative fair values of Pointillist and the Company excluding Pointillist. Pointillist was determined to be a business within the Company’s existing reporting unit.
Changes in goodwill during the years ended December 31, 2021 and 2020 are summarized below:

(in thousands)	Servicer and Real Estate	Origination	Corporate and Others	Total

Balance as of January 1, 2020 and December 31, 2020	$30,681	$25,279	$17,889	$73,849
Write-off (1)	—	—	(17,889)	(17,889)

Balance as of December 31, 2021	$30,681	$25,279	$—	$55,960
______________________________________
(1)    During 2021, the Company sold its equity interest in Pointillist (See Note 4 for additional information) which had $17.9 million of goodwill attributed to it. The amount of goodwill attributable to Pointillist was based on the relative fair values of Pointillist and the Company excluding Pointillist. Pointillist was determined to be a business within the Company’s existing reporting unit.